Schedule of Investments (unaudited)
April 30, 2024
BlackRock U.S. Equity Factor Rotation ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Communication Services — 8.8%
Alphabet Inc., Class A(a)	1,429,382	$232,674,802
Alphabet Inc., Class C, NVS(a)	686,656	113,051,044
Comcast Corp., Class A	78,460	2,990,111
Electronic Arts Inc.	49,695	6,302,320
Meta Platforms Inc., Class A	563,584	242,436,929
Netflix Inc.(a)	93,763	51,629,658
Spotify Technology SA(a)	166	46,553
Walt Disney Co. (The)	5,866	651,713
		649,783,130
Consumer Discretionary — 13.1%
Airbnb Inc.(a)	1,738	275,595
Amazon.com Inc.(a)	1,866,461	326,630,675
AutoZone Inc.(a)	1,826	5,398,386
Booking Holdings Inc.	24,832	85,720,809
Chipotle Mexican Grill Inc., Class A(a)	19,164	60,550,574
Coupang Inc.(a)	8,661	194,873
Deckers Outdoor Corp.(a)	31,474	25,760,525
DR Horton Inc.	382,478	54,499,290
eBay Inc.	442,930	22,828,612
Expedia Group Inc.(a)	2,115	284,742
General Motors Co.	1,150,074	51,212,795
Home Depot Inc. (The)	139,577	46,649,425
Lennar Corp., Class A	177,427	26,901,482
Macy's Inc.	13,537	249,487
Marriott International Inc./MD, Class A	24	5,667
MercadoLibre Inc.(a)	16,420	23,951,854
Murphy USA Inc.	843	348,850
O'Reilly Automotive Inc.(a)	6,571	6,658,132
PulteGroup Inc.	528,981	58,939,063
Ross Stores Inc.	130,389	16,891,895
Royal Caribbean Cruises Ltd.(a)(b)	1,199	167,416
Tesla Inc.(a)	440,822	80,793,856
TJX Companies Inc. (The)	721,128	67,850,934
		962,764,937
Consumer Staples — 3.8%
Altria Group Inc.	137,033	6,003,416
Celsius Holdings Inc.(a)	46,035	3,280,914
Costco Wholesale Corp.	140,526	101,586,245
Procter & Gamble Co. (The)	484,133	79,010,506
Walmart Inc.	1,518,588	90,128,198
		280,009,279
Energy — 4.5%
Cheniere Energy Inc.	988	155,926
Chevron Corp.	89,489	14,431,891
Exxon Mobil Corp.	1,355,548	160,320,662
HF Sinclair Corp.	66,547	3,610,175
Marathon Petroleum Corp.	300,252	54,561,793
Phillips 66	502,069	71,901,302
Valero Energy Corp.	178,314	28,507,059
		333,488,808
Financials — 19.6%
Aflac Inc.	135,547	11,338,507
Allstate Corp. (The)	87,447	14,871,237
American Express Co.	136,843	32,025,367
Arch Capital Group Ltd.(a)	375,165	35,092,934
Axis Capital Holdings Ltd.	2,857	175,220
Bank of America Corp.	572,420	21,185,264
Berkshire Hathaway Inc., Class B(a)	685,566	271,984,599
Cboe Global Markets Inc.	97,344	17,633,866
Security	Shares	Value
Financials (continued)
Citigroup Inc.	226,579	$13,896,090
CME Group Inc.	45,840	9,609,898
Coinbase Global Inc., Class A(a)	28,743	5,861,560
Everest Group Ltd.	208,106	76,252,119
First Citizens BancShares Inc./NC, Class A	1,075	1,813,267
Fiserv Inc.(a)	1,184	180,761
Hartford Financial Services Group Inc. (The)	53,419	5,175,767
JPMorgan Chase & Co.	1,415,453	271,398,958
Mastercard Inc., Class A	324,968	146,625,562
MetLife Inc.	193,925	13,784,189
NU Holdings Ltd.(a)	50,944	553,252
PayPal Holdings Inc.(a)(b)	50,065	3,400,415
Progressive Corp. (The)	650,961	135,562,628
Travelers Companies Inc. (The)	67,802	14,384,872
Visa Inc., Class A	1,017,154	273,217,736
Wells Fargo & Co.	1,039,437	61,659,403
Willis Towers Watson PLC	187	46,963
		1,437,730,434
Health Care — 6.1%
AbbVie Inc.	155,271	25,253,275
Abiomed Inc., CVR(c)	53	103
Cencora Inc.	29,976	7,165,763
Cigna Group (The)	112,425	40,140,222
CVS Health Corp.	497	33,652
Eli Lilly & Co.	117,580	91,841,738
Humana Inc.	27,576	8,330,434
McKesson Corp.	44,660	23,991,799
Merck & Co. Inc.	634,362	81,972,258
UnitedHealth Group Inc.	346,965	167,826,970
		446,556,214
Industrials — 6.0%
Builders FirstSource Inc.(a)	456	83,366
Caterpillar Inc.	205,916	68,893,316
Core & Main Inc., Class A(a)	230	12,988
Cummins Inc.	103,432	29,218,506
Eaton Corp. PLC	18,323	5,831,478
GE Vernova Inc.(a)	504	77,470
General Electric Co.	338,535	54,781,734
Ingersoll Rand Inc.	358	33,409
Johnson Controls International PLC	168,913	10,991,169
Northrop Grumman Corp.	574	278,407
Owens Corning	68,345	11,496,312
PACCAR Inc.	845,556	89,721,947
Parker-Hannifin Corp.	158	86,096
Republic Services Inc., Class A	240	46,008
RTX Corp.	108,919	11,057,457
Trane Technologies PLC	223,852	71,037,194
Uber Technologies Inc.(a)(b)	344,994	22,862,752
Waste Management Inc.	61,409	12,774,300
WW Grainger Inc.	52,904	48,743,100
		438,027,009
Information Technology — 37.0%
Accenture PLC, Class A	96	28,887
Adobe Inc.(a)	180,996	83,770,379
Advanced Micro Devices Inc.(a)	662,189	104,877,494
Apple Inc.	2,776,759	472,965,360
Applied Materials Inc.	156,244	31,037,871
AppLovin Corp., Class A(a)	75,184	5,305,735
Arista Networks Inc.(a)	27,420	7,034,875
Broadcom Inc.	132,173	171,860,587
Cadence Design Systems Inc.(a)	192	52,921

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Equity Factor Rotation ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Information Technology (continued)
Cisco Systems Inc.	987,367	$46,386,502
Crowdstrike Holdings Inc., Class A(a)	165,032	48,278,461
Dell Technologies Inc., Class C	473,800	59,054,432
Fair Isaac Corp.(a)	72	81,600
Fortinet Inc.(a)	63,714	4,025,451
Hewlett Packard Enterprise Co.	801,987	13,633,779
Intel Corp.	545,478	16,620,715
International Business Machines Corp.	249,260	41,427,012
Intuit Inc.	61,657	38,573,852
KLA Corp.	25,904	17,855,368
Lam Research Corp.	20,166	18,036,672
Micron Technology Inc.	811	91,611
Microsoft Corp.	1,608,803	626,355,272
Nutanix Inc., Class A(a)	10,755	652,828
Nvidia Corp.	548,857	474,223,425
Oracle Corp.	500,167	56,893,996
Palo Alto Networks Inc.(a)	276,152	80,329,855
Qualcomm Inc.	319,516	52,991,729
Salesforce Inc.	436,136	117,294,416
ServiceNow Inc.(a)	130,703	90,620,311
Snowflake Inc., Class A(a)	20	3,104
Super Micro Computer Inc.(a)	36	30,917
Synopsys Inc.(a)	48	25,468
Workday Inc., Class A(a)	155,980	38,172,985
Zoom Video Communications Inc., Class A(a)	29,872	1,825,179
		2,720,419,049
Materials — 0.6%
Linde PLC	103,292	45,547,640
Nucor Corp.	172	28,987
		45,576,627
Total Long-Term Investments — 99.5% (Cost: $7,338,632,869)		7,314,355,487
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.49%(d)(e)(f)	1,128,435	$1,128,774
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.28%(d)(e)	3,460,000	3,460,000
Total Short-Term Securities — 0.1% (Cost: $4,588,773)		4,588,774
Total Investments — 99.6% (Cost: $7,343,221,642)		7,318,944,261
Other Assets Less Liabilities — 0.4%		29,934,455
Net Assets — 100.0%		$7,348,878,716

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$13,799	$1,115,351 (a)	$—	$(376)	$—	$1,128,774	1,128,435	$3,287 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	50,000	3,410,000 (a)	—	—	—	3,460,000	3,460,000	129,496	—
				$(376)	$—	$4,588,774		$132,783	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock U.S. Equity Factor Rotation ETF

Fair Value Hierarchy as of Period End (continued)
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$7,314,355,384	$—	$103	$7,314,355,487
Short-Term Securities
Money Market Funds	4,588,774	—	—	4,588,774
	$7,318,944,158	$—	$103	$7,318,944,261

Portfolio Abbreviation
NVS	Non-Voting Shares